Active Small Cap Value ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	34 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	23.03%	21.86%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.59%		10.51%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.51%		6.75%
Performance Inception Date	Mar. 07, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.18%		6.42%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.54%		5.21%